Segment Reporting	12 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
Segment Reporting

Note 15. Segment Reporting

Description of segments and principal activities

The group has identified its operating segments based on the internal reports that are reviewed and used by the executive management team in assessing performance and determining the allocation of resources. The executive management uses the measure of profit and loss to assess segment performance.

Management considers the business from both a product and a geographic perspective and has identified two reportable segments:

Research and development (R&D): income and expenses directly attributable to the group’s R&D projects performed in Australia and United States.

Hyper-immune products: income and expenses directly attributable to Travelan and Protectyn activities which occur in Australia, the United States, Canada and the rest of the world.

Financial breakdown

The segment information for the reportable segments for the year ended June 30, 2024 is as follows:

	Research and development	Hyper-immune products	Corporate	Total
2024	A$	A$	A$	A$
Hyper-immune products revenue	-	4,902,865	-	4,902,865
Cost of sales of goods	-	(1,566,068)	-	(1,566,068)
Gross profit	-	3,336,797	-	3,336,797
Other income	3,364,439	43,760	-	3,408,199
Fair value gains/(losses)to financial assets	-	-	(557,676)	(557,676)
Net foreign exchange gains/(losses)	-	-	(27,603)	(27,603)
Movement in inventory provision	-	-	-	-
General and administrative expenses	(460,251)	(3,565)	(4,091,910)	(4,555,726)
Research and development expenses	(5,375,461)	-	-	(5,375,461)
Selling and marketing expenses	-	(2,029,648)	-	(2,029,648)
Operating profit/(loss)	(2,471,273)	1,347,344	(4,667,184)	(5,801,118)
Finance income	-	-	327,756	327,756
Finance costs	-	-	(7,576)	(7,576)
Share of loss from associates	-	-	(1,456,019)	(1,456,019)
Income tax expense	-	-	-	-
Profit/(loss) for the year	(2,471,273)	1,347,344	(5,813,028)	(6,936,957)
Assets
Segment assets	768,370	2,845,096	11,936,503	15,549,969
Total assets	768,370	2,845,096	11,936,503	15,549,969
Liabilities
Segment liabilities	604,018	206,524	2,029,983	2,840,525
Total liabilities	604,018	206,524	2,029,983	2,840,525

The segment information for the reportable segments for the year ended June 30, 2023 is as follows:

	Research and development	Hyper-immune products	Corporate	Total
2023	A$	A$	A$	A$
Hyper-immune products revenue	-	1,804,705	-	1,804,705
Cost of sales of goods	-	(495,558)	-	(495,558)
Gross profit	-	1,309,147	-	1,309,147
Other income	2,551,813	39,685	-	2,591,498
Fair value gains/(losses)to financial assets	-	-	(523,666)	(523,666)
Net foreign exchange gains/(losses)	-	-	363,724	363,724
Movement in inventory provision	-	430,932	-	430,932
General and administrative expenses	(460,251)	26,256	(3,786,910)	(4,220,905)
Research and development expenses	(2,592,145)	-	-	(2,592,145)
Selling and marketing expenses	-	(927,423)	-	(927,423)
Operating profit/(loss)	(500,583)	878,597	(3,946,852)	(3,568,838)
Finance income	-	-	116,323	116,323
Finance costs	-	-	(9,652)	(9,652)
Share of loss from associates	-	-	(324,340)	(324,340)
Income tax expense	-	-	-	-
Profit/(loss) for the year	(500,583)	878,597	(4,164,521)	(3,786,507)
Assets
Segment assets	398,391	2,078,643	19,511,148	21,988,182
Total assets	398,391	2,078,643	19,511,148	21,988,182
Liabilities
Segment liabilities	604,018	206,524	1,560,804	2,371,346
Total liabilities	604,018	206,524	1,560,804	2,371,346

The segment information for the reportable segments for the year ended June 30, 2022 is as follows:

	Research and development	Hyper-immune products	Corporate	Total
2022	A$	A$	A$	A$
Hyper-immune products revenue	-	765,193	-	765,193
Cost of sales of goods	-	(241,691)	-	(241,691)
Gross profit	-	523,502	-	523,502
Other income	933,140	24,585	-	957,725
Net foreign exchange gains/(losses)	-	-	247,558	247,558
General and administrative expenses	-	(164,087)	(3,360,301)	(3,524,388)
Research and development expenses	(657,715)	-	-	(657,715)
Selling and marketing expenses	-	(416,537)	-	(416,537)
Operating profit/(loss)	275,425	(32,537)	(3,112,743)	(2,869,855)
Finance income	-	-	21,785	21,785
Finance costs	-	-	(6,184)	(6,184)
Profit/(loss) for the year	275,425	(32,537)	(3,097,142)	(2,854,254)

Assets
Segment assets	257,500	1,688,910	22,909,414	24,855,824
Total assets	257,500	1,688,910	22,909,414	24,855,824

Liabilities
Segment liabilities	7,053	150,151	1,521,219	1,678,423
Total liabilities	7,053	150,151	1,521,219	1,678,423

Information on geographical regions:

The group derives revenue from the transfer of hyper-immune products at a point in time in the following major product lines and geographical regions:

	Travelan			Protectyn
	Australia	United States	Canada	Australia	Total
2024	A$	A$	A$	A$	A$
Hyper-immune products revenue	3,702,876	1,075,614	80,888	43,487	4,902,865
Revenue from external customers	3,702,876	1,075,614	80,888	43,487	4,902,865

	Travelan			Protectyn
	Australia	United States	Canada	Australia	Total
2023	A$	A$	A$	A$	A$
Hyper-immune products revenue	1,100,725	642,819	1,201	59,960	1,804,705
Revenue from external customers	1,100,725	642,819	1,201	59,960	1,804,705

	Travelan			Protectyn
	Australia	United States	Canada	Australia	Total
2022	A$	A$	A$	A$	A$
Hyper-immune products revenue	143,378	501,228	63,172	57,415	765,193
Revenue from external customers	143,378	501,228	63,172	57,415	765,193

Information on major customers:

During the years ended June 30, 2024, 2023 and 2022, the Company had the following major customers in the hyper-immune product segment with revenues amounting to 10 percent or more of total group revenues:

	2024 A$	2023 A$	2022 A$
Customer A	2,308,425	626,107	99,792
Customer B	957,076	-	-
Customer C	842,173	223,504	34,020
Customer D	552,509	236,437	-
Customer E	-	465,614	253,803
Customer F	-	-	263,137
	4,660,183	1,551,662	650,752